Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Liability For Future Policy Benefit Gross Premiums And Interest Expense (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	¥ 228,564	¥ 221,724
Liability for Future Policy Benefit, Interest Expense	15,348	13,628
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	81,607	74,702
Liability for Future Policy Benefit, Interest Expense	6,856	6,484
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	99,898	102,734
Liability for Future Policy Benefit, Interest Expense	5,163	4,763
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Gross Premium Income	47,059	44,288
Liability for Future Policy Benefit, Interest Expense	¥ 3,329	¥ 2,381